Finance Income - Summary of Finance Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest income	¥ 111	¥ 96	¥ 66
Foreign exchange difference, net	2,001
Interest income	¥ 2,112	¥ 96	¥ 66